Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	X-Square Balanced Fund, LLC
Entity Central Index Key	dei_EntityCentralIndexKey	0001763143
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
X-Square Balanced Fund, LLC
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	X-Square Balanced Fund, LLC
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks conservation of capital, current income and long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section on page 29 of the Prospectus.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the year ended December 31, 2023, the Fund’s portfolio turnover rate was 30.18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.18%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, under these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB or better by a Nationally Recognized Statistical Rating Organization designated by the Adviser or unrated but determined to be of equivalent quality).

Normally, the Fund will target a 60% allocation towards U.S. equity securities and a 40% allocation towards fixed-income securities, including, but not limited to, investment-grade corporate debt, U.S. agency securities, and U.S. mortgage-related and other asset-backed securities and related derivatives. The Fund may also invest in securities of foreign issuers. Although the Fund focuses on investments in larger capitalization companies, the Fund’s investments are not limited to a particular capitalization size. Certain less liquid or illiquid holdings of the Fund may include small- and micro-capitalization stocks.

The Fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by U.S. government agencies and instrumentalities. The percentage of the Fund’s assets invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Adviser may determine that it is appropriate to invest a substantial portion of the Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. The Fund may invest without limitation in such instruments for temporary defensive purposes.

The Fund relies on the professional judgment of the Adviser to make decisions about the Fund’s portfolio investments. The Adviser seeks to invest in attractively valued securities that, in its opinion, represent long-term investment opportunities. The Adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities.

There is no guarantee that the Fund will achieve its investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, federal income taxes may not be applicable to certain Puerto Rico Investors (as such term is defined, and as further discussed, under “Dividends, Distributions and Taxes” below). After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available and may be obtained on the Fund’s website at www.xsquarecapital.com or by calling (787) 282-1621, which may provide some indication of the risks of investing in the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(787) 282-1621
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.xsquarecapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Institutional Class Shares Calendar Year Total Returns as of December 31, 2023
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
[1]	The returns shown in the bar chart are for Institutional Class Shares. The performance of Class A Shares and Class C Shares will differ due to differences in expenses and sales load charges.

During the period shown, the best and worst performance for a quarter were:

Institutional Class Shares
Best quarter:	10.91%	6/30/2020
Worst quarter:	-11.46%	6/30/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Period Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A and Class C shares, which are not shown, will vary from those shown for Institutional Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. Returns for Class A and Class C shares reflect the deduction of sales loads. After-tax returns for Class A and Class C shares, which are not shown, will vary from those shown for Institutional Class shares.

X-Square Balanced Fund, LLC | Market and Geopolitical Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

X-Square Balanced Fund, LLC | Liquidity Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Certain Fund holdings, such as micro-capitalization stocks and other thinly traded securities, may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such a holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the Fund may be unable to sell such holdings when necessary to meet its liquidity needs.

X-Square Balanced Fund, LLC | Credit Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

X-Square Balanced Fund, LLC | Interest Rate Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. During periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of fixed-income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Fund. A low or negative interest rate environment poses additional risks to the Fund’s performance, including the risk that proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Fluctuations in interest rates may also affect the liquidity of fixed-income securities and instruments held by the Fund.

X-Square Balanced Fund, LLC | Large Cap Stock Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Cap Stock Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

X-Square Balanced Fund, LLC | Issuer Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The prices of, and the income generated by, securities held by the Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

X-Square Balanced Fund, LLC | Investment Company Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. Investment company risk includes the risks of investing in investment companies, including exchange-traded funds (“ETFs”), through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

X-Square Balanced Fund, LLC | Income-Oriented Stock Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Income-Oriented Stock Risk. Income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Fund invests.

X-Square Balanced Fund, LLC | Growth-Oriented Stock Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth-Oriented Stock Risk. Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

X-Square Balanced Fund, LLC | Management Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the methods and analyses employed by the Adviser in this process may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

X-Square Balanced Fund, LLC | Mid-Cap Stock Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Stock Risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and they may be dependent upon a particular niche of the market.

X-Square Balanced Fund, LLC | Small-Cap Stock Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Stock Risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or they may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

X-Square Balanced Fund, LLC | Extension Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. During periods of rising interest rates, a debtor may pay back a bond or other fixed-income security slower than expected or required, and the value of such security may fall.
X-Square Balanced Fund, LLC | Mortgage-Related and Other Asset-Backed Securities Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the Fund having to reinvest the proceeds in lower-yielding securities, effectively reducing the Fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the Fund’s cash available for reinvestment in higher-yielding securities.

X-Square Balanced Fund, LLC | Non-U.S. Securities Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Securities Risk. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the Fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

X-Square Balanced Fund, LLC | Prepayment or Call Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment (or Call) Risk. Because many issuers of fixed-income securities have an option to prepay their fixed-income securities, the exercise of such option may result in a decreased rate of return and a decline in value of those securities and accordingly, a decline in the Fund’s net asset value (“NAV”). Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yield on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid to purchase the securities.

X-Square Balanced Fund, LLC | Reinvestment Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Reinvestment Risk. The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.
X-Square Balanced Fund, LLC | Derivatives Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives can be more sensitive to changes in interest rates and sudden fluctuations in market prices than conventional securities. Derivatives are also subject to liquidity and mispricing risks. Investments in derivative instruments, which may be leveraged, may result in losses exceeding the amounts invested. Derivatives are also subject to counterparty risk.

X-Square Balanced Fund, LLC | High-Yield Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High-Yield Risk. The Fund’s high-yield fixed-income securities, sometimes known as “junk bonds” will be subject to greater credit risk, price volatility and risk of loss than investment-grade securities, which can adversely affect the Fund’s return and NAV. High-yield securities are considered highly speculative and are subject to the increased risk of an issuer’s inability to make principal and interest payments.

X-Square Balanced Fund, LLC | U.S. Government Securities Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

X-Square Balanced Fund, LLC | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
X-Square Balanced Fund, LLC | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
X-Square Balanced Fund, LLC | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SQCBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 453
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,083
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,835
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,811
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	353
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,083
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,835
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,811
1 Year	rr_AverageAnnualReturnYear01	13.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2019
X-Square Balanced Fund, LLC | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SQBFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 813
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,366
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,943
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,499
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	813
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,366
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,943
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,499
1 Year	rr_AverageAnnualReturnYear01	10.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2019
X-Square Balanced Fund, LLC | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SQBIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	789
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,350
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,877
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	789
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,350
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,877
Annual Return 2020	rr_AnnualReturn2020	12.34%
Annual Return 2021	rr_AnnualReturn2021	9.45%
Annual Return 2022	rr_AnnualReturn2022	(10.59%)
Annual Return 2023	rr_AnnualReturn2023	15.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.46%)
1 Year	rr_AverageAnnualReturnYear01	15.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2019
X-Square Balanced Fund, LLC | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2019
X-Square Balanced Fund, LLC | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2019
X-Square Balanced Fund, LLC | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	13.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2019
X-Square Balanced Fund, LLC | 60% S&P 500 and 40% Bloomberg
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2019

[1]	Investments in Class C shares will be subject to a 1.00% contingent deferred sales charge if the shares are sold within 12 months of purchase, unless you qualify for a waiver. See “Sales Charges - Contingent Deferred Sales Charge Waivers.”
[2]	X-Square Capital, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until one year from the date of the Fund’s prospectus (through April 30, 2025), to ensure that Net Annual Operating Expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are not capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) will not exceed 2.75%, 3.50% and 2.50% of the Fund’s average daily net assets for Class A, Class C and Institutional Class shares, respectively. The Adviser will be permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the Agreement described above to the extent that the Fund expenses in later periods fall below the lesser of (i) the expense limitation in effect at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) the expense limitation in effect at the time the Adviser seeks to recover the fees or expenses. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the date on which the fees were waived or expenses were reimbursed. This Agreement shall continue automatically for periods of one year (each such one-year period, a “Renewal Year”). This Agreement may be terminated, as to any succeeding Renewal Year, by either party upon 60 days’ written notice prior to the end of the then current Renewal Year. Notwithstanding the foregoing, this Agreement may be terminated by the Fund’s Board of Managers at any time if it determines that such termination is in the best interest of the Fund and its shareholders. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Managers.